COMMITMENTS AND CONTINGENCIES (Details)	12 Months Ended
Dec. 31, 2024 USD ($) subsidiary
TFG Marine
Disclosure of contingent liabilities [line items]
Guarantee amount, subsidiary performance	$ 6,000,000.0
Guarantee amount, current exposure	$ 0
TFG Marine
Disclosure of contingent liabilities [line items]
Number of subsidiaries | subsidiary	2
Total for all subsidiaries
Disclosure of contingent liabilities [line items]
Guarantee amount, subsidiary performance	$ 60,000,000.0
Guarantee amount, current exposure	$ 0